Earnings per Common Share - Calculation per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator:
Net income	$ 62,878	$ 89,737	$ 13,047
Less:
Dividend declared on preferred shares Series B	0	(78)	(108)
Dividend declared on preferred shares Series D	0	(281)	(642)
Dividend declared on restricted shares	(105)	(245)	(385)
Undistributed (income) attributable to Series C participating preferred shares	(3,058)	(4,337)	(541)
Net income attributable to common stockholders, basic	59,715	84,796	11,371
Plus:
Dividend declared on preferred shares Series B	0	78	0
Dividend declared on preferred shares Series D	0	281	0
Dividend declared on restricted shares	105	245	0
Undistributed income attributable to Series C participating preferred shares	0	0	541
Net income attributable to common stockholders, diluted	$ 59,820	$ 85,400	$ 11,912
Denominator:
Denominator for basic net income per share - weighted average shares	149,932,713	150,025,086	147,606,448
Series A preferred stock	232,787	1,200,000	1,200,000
Series B preferred stock	0	156,893	0
Series C preferred stock	0	0	7,676,000
Series D preferred stock	0	647,758	0
Restricted shares	570,656	1,270,658	0
Denominator for diluted net income per share - adjusted weighted average shares	150,736,156	153,300,395	156,482,448
Basic net earnings per share	$ 0.4	$ 0.57	$ 0.08
Diluted net earnings per share	$ 0.4	$ 0.56	$ 0.08